Loans - Purchased Credit Deteriorated Loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Purchased Financial Assets With Credit Deterioration [Abstract]
Purchase price of loans at acquisition	$ 152,667
Allowance for credit losses at acquisition	7,512
Non-credit discount/premium at acquisition	(6,542)
Par value of acquired loans at acquisition	$ 153,637